Note 7 Expected loss variation as of december (Details)	Dec. 31, 2021	Dec. 31, 2020
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.44%	3.55%
GDP over100 bp	(3.20%)	(3.25%)
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	3.18%	3.47%
GDP over100 bp	(2.96%)	(3.14%)
Bbva group [Member] | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	3.43%	3.72%
GDP over100 bp	(2.92%)	(3.03%)
Bbva group [Member] | Wholesaler [Member]
Basic point [Line Items]
GDP -100 bp	4.87%	3.91%
GDP over100 bp	(4.54%)	(3.69%)
Bbva group [Member] | Fixed income [Member]
Basic point [Line Items]
GDP -100 bp	1.87%	1.58%
GDP over100 bp	(1.82%)	(1.97%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.33%	3.72%
GDP over100 bp	(3.06%)	(3.32%)
SPAIN | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	4.03%	4.39%
GDP over100 bp	(3.35%)	(3.57%)
Housing price -100 bp	5.17%	5.41%
Housing price over100 bp	(5.11%)	(5.35%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	4.16%	3.96%
GDP over100 bp	(3.97%)	(3.53%)
Housing price -100 bp	0.78%	0.79%
Housing price over100 bp	(0.77%)	(0.77%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.73%	3.91%
GDP over100 bp	(3.56%)	(3.64%)
MEXICO | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	2.06%	2.20%
GDP over100 bp	(1.96%)	(2.07%)
Housing price -100 bp	2.90%	3.13%
Housing price over100 bp	(2.73%)	(4.47%)
MEXICO | Cards [Member]
Basic point [Line Items]
GDP -100 bp	6.57%	6.30%
GDP over100 bp	(6.07%)	(5.78%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.39%	1.56%
GDP over100 bp	(2.29%)	(1.47%)
TURKEY | Retail [Member]
Basic point [Line Items]
GDP -100 bp		1.62%
GDP over100 bp		(1.47%)
TURKEY | Wholesaler [Member]
Basic point [Line Items]
GDP -100 bp	2.03%	1.58%
GDP over100 bp	(2.08%)	(1.55%)
TURKEY | Cards [Member]
Basic point [Line Items]
GDP -100 bp	2.67%
GDP over100 bp	(2.47%)